Consolidated Statements of Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares	Preferred Shares	Share Purchase Warrants	Common Shares	Common Shares Common shares	Preferred Shares	Preferred Shares Preferred Shares	Warrants	Warrants Share Purchase Warrants	Paid in Surplus	Retained Earnings	Retained Earnings Common shares	Retained Earnings Preferred Shares	AOCI [1]	Non-Controlling Interest
Beginning balance at Dec. 31, 2019	$ 19,201				$ 11,040						$ 4,377	$ 2,957			$ 827	$ 0
Net Earnings (Loss)	(2,226)											(2,226)
Other Comprehensive Income (Loss)	125														125
Comprehensive Income (Loss)	(2,101)											(2,226)			125
Stock-Based Compensation Expense	9										9
Dividends on Common Shares	(77)	$ (77)										(77)
Ending balance at Sep. 30, 2020	17,032				11,040						4,386	654			952	0
Beginning balance at Dec. 31, 2019	19,201				11,040						4,377	2,957			827	0
Net Earnings (Loss)	(2,379)
Ending balance at Dec. 31, 2020	16,707				11,040						4,391	501			775	0
Beginning balance at Sep. 30, 2020	17,032				11,040						4,386	654			952	0
Ending balance at Sep. 30, 2021	24,373				17,152		$ 519		$ 216		4,402	1,364			720	11
Beginning balance at Dec. 31, 2020	16,707				11,040						4,391	501			775	0
Net Earnings (Loss)	995											995
Other Comprehensive Income (Loss)	(55)														(55)
Comprehensive Income (Loss)	940											995			(55)
Equity issued		6,110	$ 519	$ 216		$ 6,110		$ 519		$ 216
Warrants Exercised	2				2
Stock-Based Compensation Expense	11										11
Dividends on Common Shares		$ (106)	$ (26)										$ (106)	$ (26)
Non-Controlling Interest																11
Ending balance at Sep. 30, 2021	$ 24,373				$ 17,152		$ 519		$ 216		$ 4,402	$ 1,364			$ 720	$ 11

[1]	Accumulated other comprehensive income (loss) (“AOCI”).